Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets - Schedule of Impairment of Oncology intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of Oncology intangible assets	€ (35,084)	€ 0	€ 0
Celyad Oncology [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of Oncology intangible assets	€ (35,084)	€ 0	€ 0